Note 5 - Accounts and Grants Receivable - Schedule of Receivables (Details) - CAD ($)	Mar. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Trade receivable	$ 330,956	$ 973,852
Government grants receivable (Note 14)	55,000
Current Trade and Grants Receivable	$ 385,956	$ 973,852